Share Capital - Schedule of Option Pricing Model for Options Granted (Details) - $ / shares			12 Months Ended		15 Months Ended
	Mar. 12, 2025	Aug. 08, 2024	Dec. 31, 2025	Sep. 30, 2024	Dec. 31, 2025
Schedule of Option Pricing Model for Options Granted [Line Items]
Exercise price per share issuable	$ 0.6	$ 450,000	$ 6.17	$ 0.56	$ 0.87
Expected term (years)				3	5
Volatility				125.00%	91.00%
Expected dividend yield
Risk-free interest rate				2.90%	2.39%
Weighted average fair value per option				$ 0.36	$ 0.61